Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Debentures [Abstract]
Schedule of Breakdown of Debentures	Breakdown
				Consolidated
				Current		Non-Current
Description	Financial charges – % p.a.(*)		Mature	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Debentures	CDI+2.65	% a 2.75%	September 2029	84,072	79,677	379,823	466,073
				84,072	79,677	379,823	466,073

(*)      EBITDA: or EBITDA, refers to earnings before financial results, income tax and social contribution and depreciation and amortization, considering the accumulated pro forma result, with the results under the control of the pro forma Company.

Schedule of Installments for Non-Current Liabilities
Year of maturity	December 31, 2024	December 31, 2023
2025	—	118,417
2026	62,494	118,405
2027	129,163	118,423
2028	129,173	118,422
2029	66,670	—
Total	387,500	473,667

Funding cost (long term)	(7,677)	(7,594)
	379,823	466,073